N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

Under Contracts that permit Installment Purchase Payments for the SUNY Voluntary Legacy Plan Contract only, withdrawals of all or a portion of your Fixed Account value, or of Account Values held in the Subaccounts of the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account any time, may be subject to a charge.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

There is no early withdrawal charge under Purchase Payment contracts of amounts distributed under the terms of a settlement agreement with the New York Attorney General dated October 10, 2006, nor on any earnings attributable to such distributed amounts. In addition, there is no early withdrawal charge for any amounts withdrawn under single Purchase Payment Contracts.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Transaction Charges

•   In addition to the early withdrawal charge which applies only to the SUNY Voluntary Legacy Plan Contract, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan and an annual loan administration fee not to exceed $50 per loan. Loan fees are not charged on new loans from the SUNY ORP (Post 11/15/2021) or SUNY Voluntary Legacy (Pre 11/15/2021) Plan taken after August 8, 2022;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table on the following page describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.

Ongoing Fees and Expenses (annual charges)	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	0.12%[1,2]	1.50%[1,2]
	Investment Options (SUNY ORP (Post 11/15/2021)) (Portfolio Company fees and expenses)	0.03%[3]	1.50%[3]
	Investment Options (SUNY ORP Legacy (Pre 11/15/2021)) (Portfolio Company fees and expenses)	0.03%[3]	1.50%[3]
	Investment Options (SUNY ORP 403(b)) (Portfolio Company fees and expenses)	0.61%[3]	1.20%[3]
	Investment Options (SUNY Voluntary Legacy Plan) (Portfolio Company fees and expenses)	0.53%[3]	1.34%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $145	Highest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $2,542
Lowest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $145	Highest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $2,542
Lowest Annual Cost Estimate (SUNY ORP 403(b)): $688	Highest Annual Cost Estimate (SUNY ORP 403(b)): $2,130
Lowest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $615	Highest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $3,261

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

Under Contracts that permit Installment Purchase Payments for the SUNY Voluntary Legacy Plan Contract only, withdrawals of all or a portion of your Fixed Account value, or of Account Values held in the Subaccounts of the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account any time, may be subject to a charge.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

There is no early withdrawal charge under Purchase Payment contracts of amounts distributed under the terms of a settlement agreement with the New York Attorney General dated October 10, 2006, nor on any earnings attributable to such distributed amounts. In addition, there is no early withdrawal charge for any amounts withdrawn under single Purchase Payment Contracts.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]

Transaction Charges

•   In addition to the early withdrawal charge which applies only to the SUNY Voluntary Legacy Plan Contract, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan and an annual loan administration fee not to exceed $50 per loan. Loan fees are not charged on new loans from the SUNY ORP (Post 11/15/2021) or SUNY Voluntary Legacy (Pre 11/15/2021) Plan taken after August 8, 2022;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table on the following page describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.

Ongoing Fees and Expenses (annual charges)	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	0.12%[1,2]	1.50%[1,2]
	Investment Options (SUNY ORP (Post 11/15/2021)) (Portfolio Company fees and expenses)	0.03%[3]	1.50%[3]
	Investment Options (SUNY ORP Legacy (Pre 11/15/2021)) (Portfolio Company fees and expenses)	0.03%[3]	1.50%[3]
	Investment Options (SUNY ORP 403(b)) (Portfolio Company fees and expenses)	0.61%[3]	1.20%[3]
	Investment Options (SUNY Voluntary Legacy Plan) (Portfolio Company fees and expenses)	0.53%[3]	1.34%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $145	Highest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $2,542
Lowest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $145	Highest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $2,542
Lowest Annual Cost Estimate (SUNY ORP 403(b)): $688	Highest Annual Cost Estimate (SUNY ORP 403(b)): $2,130
Lowest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $615	Highest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $3,261

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.12%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The base contract expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $145	Highest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $2,542
Lowest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $145	Highest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $2,542
Lowest Annual Cost Estimate (SUNY ORP 403(b)): $688	Highest Annual Cost Estimate (SUNY ORP 403(b)): $2,130
Lowest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $615	Highest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $3,261

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges, if applicable, or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX A, APPENDIX B, APPENDIX C, APPENDIX D, APPENDIX E, and APPENDIX F.”

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•   Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

•   The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract is no longer available for purchase;

•   We may discontinue or restrict the availability of an optional benefit;

•   The availability of certain benefits may vary based on employer and state approval; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL (Certain SUNY Voluntary Legacy Plan Contract Only),” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability.”

Tax Implications [Text Block]

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of the contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender, or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)
Applicable to SUNY Voluntary Legacy Plan Contract	5.00%
Maximum Loan Fees
Loan Initiation Fee[5]	$125.00
Premium Tax[6]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

	Minimum	Maximum
Base Contract Expenses[7,8] (as a percentage of average Account Value)	0.12%	1.50%

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. See “CHARGES AND Fees.”
[5]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. Loan fees are no longer charged on new loans taken as of August 8, 2022. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[6]	Although we do not charge a premium tax, we reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[7]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[8]	The mortality and expense risk charge (the current fee is 0.12% for the SUNY Voluntary Legacy Plan Contract, the SUNY ORP 403(b) contract, the SUNY ORP (Post 11/15/2021) Contract and the SUNY ORP Legacy (Pre 11/15/2021) Contract), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits that may be available in a Contract. The base contract expenses also reflect an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) invested in the Subaccounts. There is also a current separate account expense charge of 0.25% (for SUNY ORP 403(b) Contract on the Voya Government Money Market Portfolio subaccount) included in the base contract expenses. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”

Loan Interest Rate Spread (Applicable to SUNY ORP (Post 11/15/2021 Contract), SUNY ORP (Pre 11/15/2021), and SUNY ORP 403(b)) (per annum)[9]	2.5%
Loan Interest Rate Spread (Applicable to SUNY Voluntary Legacy Plan Contract)) (per annum)[9]	0.0%
Annual Loan Administration Fee[10]	$50.00

Optional Endorsement Charges (Certain SUNY Voluntary Legacy Plan Contract only)

If you elected to purchase the optional Minimum Guaranteed Withdrawal Benefit (“MGWB”) Endorsement prior to April 29, 2011, the following charges will apply.

MGWB Endorsement Charge

(as a percentage of the MGWB Base)[11]

Maximum Annual Charge (charge deducted quarterly):	1.20%
Current annual charge (charge deducted quarterly):	0.30%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

Applicable to SUNY ORP (Post 11/15/2021)

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.12%	1.50%

Applicable to SUNY ORP Legacy (Pre 11/15/2021)

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.03%	1.50%

Applicable to SUNY ORP 403(b) Plan

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.03%	1.50%

Applicable to SUNY Voluntary Legacy Plan

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.53%	1.34%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)
Applicable to SUNY Voluntary Legacy Plan Contract	5.00%
Maximum Loan Fees
Loan Initiation Fee[5]	$125.00
Premium Tax[6]	0.00% to 4.00%

Sales Load, Footnotes [Text Block]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. See “CHARGES AND Fees.”
Other Transaction Fee, Maximum [Dollars]	$ 125
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. Loan fees are no longer charged on new loans taken as of August 8, 2022. See “Loans ‒ Things to Consider Before Initiating a Loan.”Although we do not charge a premium tax, we reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	Minimum	Maximum
Base Contract Expenses[7,8] (as a percentage of average Account Value)	0.12%	1.50%

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. See “CHARGES AND Fees.”
[5]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. Loan fees are no longer charged on new loans taken as of August 8, 2022. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[6]	Although we do not charge a premium tax, we reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[7]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[8]	The mortality and expense risk charge (the current fee is 0.12% for the SUNY Voluntary Legacy Plan Contract, the SUNY ORP 403(b) contract, the SUNY ORP (Post 11/15/2021) Contract and the SUNY ORP Legacy (Pre 11/15/2021) Contract), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits that may be available in a Contract. The base contract expenses also reflect an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) invested in the Subaccounts. There is also a current separate account expense charge of 0.25% (for SUNY ORP 403(b) Contract on the Voya Government Money Market Portfolio subaccount) included in the base contract expenses. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”

Loan Interest Rate Spread (Applicable to SUNY ORP (Post 11/15/2021 Contract), SUNY ORP (Pre 11/15/2021), and SUNY ORP 403(b)) (per annum)[9]	2.5%
Loan Interest Rate Spread (Applicable to SUNY Voluntary Legacy Plan Contract)) (per annum)[9]	0.0%
Annual Loan Administration Fee[10]	$50.00

Optional Endorsement Charges (Certain SUNY Voluntary Legacy Plan Contract only)

If you elected to purchase the optional Minimum Guaranteed Withdrawal Benefit (“MGWB”) Endorsement prior to April 29, 2011, the following charges will apply.

MGWB Endorsement Charge

(as a percentage of the MGWB Base)[11]

Maximum Annual Charge (charge deducted quarterly):	1.20%
Current annual charge (charge deducted quarterly):	0.30%

Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.50%
Base Contract Expense (of Average Account Value), Current [Percent]	0.12%
Base Contract Expense, Footnotes [Text Block]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”The mortality and expense risk charge (the current fee is 0.12% for the SUNY Voluntary Legacy Plan Contract, the SUNY ORP 403(b) contract, the SUNY ORP (Post 11/15/2021) Contract and the SUNY ORP Legacy (Pre 11/15/2021) Contract), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits that may be available in a Contract. The base contract expenses also reflect an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) invested in the Subaccounts. There is also a current separate account expense charge of 0.25% (for SUNY ORP 403(b) Contract on the Voya Government Money Market Portfolio subaccount) included in the base contract expenses. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
Optional Benefit Expense, Footnotes [Text Block]	We deduct the MGWB Endorsement Charge from the subaccounts in which you are invested on each quarterly endorsement anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the endorsement and upon the application of the eligible account value to an Income Phase option. See “MGWB Endorsement Charge” and “Calculating the Minimum Guaranteed Withdrawal Benefit Base” subsections within the “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT” section of this prospectus for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).
Other Annual Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. For example, if the current credited interest rate is 6%, the amount of interest applied to the contract would be 3.5%; the 2.5% Loan Interest Rate Spread or difference is retained by the Company. For loans taken prior to August 8, 2022, the loan interest rate spread is 2.5% per annum for SUNY ORP (Post 11/15/2021) Contracts. For loans taken August 8, 2022, and after, the loan interest rate spread is 0.0% for SUNY Voluntary Legacy Plan Contracts. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Applicable to SUNY ORP (Post 11/15/2021)

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.12%	1.50%

Applicable to SUNY ORP Legacy (Pre 11/15/2021)

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.03%	1.50%

Applicable to SUNY ORP 403(b) Plan

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.03%	1.50%

Applicable to SUNY Voluntary Legacy Plan

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.53%	1.34%

Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk – The Funds held by the Subaccounts could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Account Value Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax;
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;

•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition;
•	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company; and
•	Fixed Account Options Risk - We do not make deductions from amounts in the Fixed Interest Options to cover mortality and expense risks. We consider these risks in determining the credited rate.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Adjusted Purchase Payment Guaranteed Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

The Adjusted Purchase Payment Guaranteed Death Benefits are available under certain Contracts subject to the parameters set forth in the Contract. It guarantees that the death benefit payment under the contract will never be less than the amount of Adjusted Purchase Payment made to your Account, less a proportional adjustment for amounts withdrawn or borrowed from your account. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and this reduces the amount of this death benefit.

Minimum Guaranteed Withdrawal Benefit Endorsement	Guarantees that you may withdraw specified amounts from your Account Value each calendar year.	Optional	No additional fee for this benefit.	The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract and after April 29, 2011, no longer available for purchase.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Loans	Allows you to borrow against your Account Value.	Standard

Loan Interest Rate Spread (per annum): 2.5% for loans taken prior to August 8, 2022, for the SUNY ORP Contracts. For loans taken August 8, 2022, and after, the Loan Interest Rate Spread for the SUNY Voluntary Legacy Plan Contract, is 0.0%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”). The designated Beneficiary may be changed at any time. Such change will not become effective until a request in Good Order is received by Customer Service. In the event there is no Beneficiary designated on your account, the death benefit will be payable to your estate.

During the Accumulation Phase (SUNY Voluntary Legacy Plan Contract only)

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and this reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date, we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

During the Accumulation Phase (SUNY ORP Legacy (Pre 11/15/2021), SUNY ORP (Post 11/15/2021), SUNY ORP 403(b), and NYS VDC Legacy (Pre 11/15/2021) Plans only)

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and this reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Value of the Death Benefit. The death benefit will be based on your Account Value as calculated on the next valuation following the date on which Customer Service receives proof of death and a death claim in Good Order. Interest on amounts invested in the Fixed Interest Options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. We will not apply a negative aggregate market value adjustment in connection with the payment of a death benefit, regardless of when the request for payment is made. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The Contracts provide a guaranteed death benefit that can be elected within the first six months after your death. A beneficiary who (i) elects an Income Phase payment option; (ii) takes a total distribution of the account; or (iii) if the beneficiary is your spouse, registers the account in his or her name, may elect to receive the guaranteed death benefit provided he or she has notified the Company of such election within six months after the participant’s death. The guaranteed death benefit is the greater of A or B, where:

A	Is the sum of payments (minus any applicable premium tax) made to your account, minus a dollar-for-dollar adjustment for amounts withdrawn, taken as a loan or applied to an Income Phase payment option from your account; or
B	Is your Account Value, minus any outstanding loan balance, and plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account on the date that notice of death and request for payment or notice of election of the death benefit are received by Customer Service in Good Order.

For accounts established on or after February 1, 2004, the adjustment for amounts withdrawn, taken as a loan or applied to an Income Phase payment option from your account in (A) above will be proportionate (i.e., the sum of payments will be reduced in the same proportion that the Account Value was reduced on the date of the withdrawal or application to an Income Phase payment option), if it would result in a higher death benefit.

A Beneficiary may not make this election after he or she has initiated Income Phase payments or has taken a total account distribution.

If the amount of (A) is greater than the amount in (B), the Company will deposit to the account the amount by which the death benefit exceeds the Account Value. The amount paid to the Beneficiary will equal the Account Value on the date the payment request is processed. The amount paid to the Beneficiary may be more or less than the amount of the death benefit determined in (A) when the notice of death was received.

If the Beneficiary’s election of the death benefit is made more than six months after your death, the death benefit will be equal to the Account Value plus any positive aggregate market value adjustment.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Adjusted Purchase Payment Guaranteed Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

The Adjusted Purchase Payment Guaranteed Death Benefits are available under certain Contracts subject to the parameters set forth in the Contract. It guarantees that the death benefit payment under the contract will never be less than the amount of Adjusted Purchase Payment made to your Account, less a proportional adjustment for amounts withdrawn or borrowed from your account. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and this reduces the amount of this death benefit.

Minimum Guaranteed Withdrawal Benefit Endorsement	Guarantees that you may withdraw specified amounts from your Account Value each calendar year.	Optional	No additional fee for this benefit.	The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract and after April 29, 2011, no longer available for purchase.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Loans	Allows you to borrow against your Account Value.	Standard

Loan Interest Rate Spread (per annum): 2.5% for loans taken prior to August 8, 2022, for the SUNY ORP Contracts. For loans taken August 8, 2022, and after, the Loan Interest Rate Spread for the SUNY Voluntary Legacy Plan Contract, is 0.0%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Optional Benefit Expense, Footnotes [Text Block]	We deduct the MGWB Endorsement Charge from the subaccounts in which you are invested on each quarterly endorsement anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the endorsement and upon the application of the eligible account value to an Income Phase option. See “MGWB Endorsement Charge” and “Calculating the Minimum Guaranteed Withdrawal Benefit Base” subsections within the “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENT” section of this prospectus for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).
Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=NRVA00974. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1,2,3] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.31%	6.94%	2.49%	3.09%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R6)[1,4] Investment Adviser: Capital Research and Management CompanySM	0.47%	16.06%	8.03%	4.90%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[3]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the JPMorgan Government Bond Fund (Class R6), Voya Global Bond Portfolio (Class I), and Voya Intermediate Bond Portfolio (Class I) to the Allspring Core Plus Bond Fund (Class R6).
[4]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Invesco EQV International Equity Fund (Class R5) to the American Funds EuroPacific Growth Fund (Class R6).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities (Class I)[5,6] Investment Adviser: Dimensional Fund Advisors LP	0.11%	3.93%	3.12%	2.42%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[5] Investment Adviser: Dimensional Fund Advisors LP	0.22%	7.18%	1.80%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[5,7] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	1.50%	26.29%	15.68%	12.02%
Seeks capital appreciation.	Fidelity Advisor® Focused Emerging Markets (Class Z)[5,8] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, FIA (UK)	0.84%	8.35%	6.69%	4.69%
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index[9] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.03%	11.04%	13.33%	9.49%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[5]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Century Investments® Inflation-Adjusted Bond Fund (Investor Class) to the DFA Inflation-Protected Securities (Class I).
[7]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.
[8]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Driehaus Emerging Markets Growth Fund (Institutional Share Class) to the Fidelity Advisor® Focused Emerging Markets (Class Z).
[9]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Mid Cap Index Portfolio (Class I) to the Fidelity® Mid Cap Index.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[10,11] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.25%	17.12%	10.07%	7.32%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund[10,12] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.06%	18.31%	8.34%	4.42%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6)[13] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	6.68%	9.81%	6,30%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[10] Investment Adviser: Impax Asset Management LLC	0.92%	13.17%	8.91%	6.57%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.82%	24.93%	15.48%	11.63%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6)[14] Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	-11.55%	2.73%	4.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[10]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[11]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
[12]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya International Index Portfolio to the Fidelity® Total International Index Fund.
[13]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Franklin Small Cap Value VIP Fund (Class 2) to the Franklin Small Cap Value Fund (Class R6).[1]
[14]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya High Yield Portfolio (Class I) to the PGIM High Yield Fund (Class R6).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[15,16] Investment Adviser: T. Rowe Price Investment Management	0.68%	21.04%	13.66%	10.89%
Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.	Vanguard Equity Income Fund (Admiral Shares)[15,17,18] Investment Adviser: Vanguard Quantitative Equity Group Subadviser: Wellington Management Company LLP	0.18%	7.76%	11.85%	9.70%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[15,18,19] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.34%	19.90%	13.12%	9.58%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[18] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.12%	31.78%	15.97%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[15]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[16]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) and Voya MidCap Opportunities Portfolio (Class I) to the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
[17]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, Pioneer Equity Income Fund (Class Y) the Vanguard Equity Income Fund (Admiral Shares).
[18]	Vanguard is a trademark of The Vanguard Group, Inc.
[19]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya SmallCap Opportunities Portfolio (Class I) and Wanger Acorn to the Vanguard® ExplorerTM Fund (AdmiralTM Shares).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund[20,21,22] Investment Adviser: Vanguard Equity Index Group	0.08%	12.51%	6.61%	5.52%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[20,21,22,23] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[20]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[21]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[22]	Vanguard is a trademark of The Vanguard Group, Inc.
[23]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2025 Portfolio (Class I) to the Vanguard Target Retirement 2025 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[24,25,26,27] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[24,25,26,28] Investment Adviser: Vanguard Equity Index Group	0.08%	17.14%	9.17%	7.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[24]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[25]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[26]	Vanguard is a trademark of The Vanguard Group, Inc.
[27]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2030 Portfolio (Class I) to the Vanguard Target Retirement 2030 Fund.
[28]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2035 Portfolio (Class I) to the Vanguard Target Retirement 2035 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[29,30,31,32] Investment Adviser: Vanguard Equity Index Group	0.08%	18.34%	9.99%	7.52%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[29,30,31,33] Investment Adviser: Vanguard Equity Index Group	0.08%	19.48%	10.76%	7.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[29]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[30]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[31]	Vanguard is a trademark of The Vanguard Group, Inc.
[32]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2040 Portfolio (Class I) to the Vanguard Target Retirement 2040 Fund.
[33]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2045 Portfolio (Class I) to the Vanguard Target Retirement 2045 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[34,35,36,37] Investment Adviser: Vanguard Equity Index Group	0.08%	20.17%	10.93%	7.99%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[34,35,36,38] Investment Adviser: Vanguard Equity Index Group	0.08%	20.16%	10.92%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[34]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[35]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[36]	Vanguard is a trademark of The Vanguard Group, Inc.
[37]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2050 Portfolio (Class I) to the Vanguard Target Retirement 2050 Fund.
[38]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2055 Portfolio (Class I) to the Vanguard Target Retirement 2055 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[39,40,41,42] Investment Adviser: Vanguard Equity Index Group	0.08%	20.18%	10.92%	7.97%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[39,40,41,43] Investment Adviser: Vanguard Equity Index Group	0.08%	20.15%	10.91%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[39]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[40]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[41]	Vanguard is a trademark of The Vanguard Group, Inc.
[42]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2060 Portfolio (Class I) to the Vanguard Target Retirement 2060 Fund.
[43]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2065 Portfolio (Class I) to the Vanguard Target Retirement 2065 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[44,45,46] Investment Adviser: Vanguard Equity Index Group	0.08%	20.24%	N/A	N/A
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[44,45,46,47] Investment Adviser: Vanguard Equity Index Group Subadviser: Wellington Management Company LLP	0.08%	10.74%	4.83%	4.09%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[44,48] Investment Adviser: Victory Capital Management Inc.	0.90%	3.62%	12.87%	9.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[44]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[45]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[46]	Vanguard is a trademark of The Vanguard Group, Inc.
[47]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution Income Portfolio (Class I) to the Vanguard Target Retirement Income Fund.
[48]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Victory Sycamore Established Value Fund (Class A), VY® American Century Small-Mid Cap Value Portfolio (Class I), and VY® JPMorgan Mid Cap Value Portfolio (Class I) to the Victory Sycamore Established Value Fund (Class R6).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.61%	32.69%	11.91%	8.30%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
***	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
****	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.

Funds Available for New Allocations: SUNY ORP Post (11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[49,50,51] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.31%	6.94%	2.49%	3.09%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[49] Investment Adviser: Dimensional Fund Advisors LP	0.22%	7.18%	1.80%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity ®500 Index Fund[49,52] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	1.50%	26.29%	15.68%	12.02%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[49]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[50]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[51]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Capital World Bond Fund® (Class R6), JPMorgan Government Bond Fund (Class R6), and Voya Intermediate Bond Portfolio (Class I) to the Allspring Core Plus Bond Fund (Class R6).
[52]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), DFA U.S. Large Company Portfolio (Institutional Class), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity ® Small Cap Index Fund[53,54] Investment Adviser: Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the Fund.	0.25%	17.12%	10.07%	7.32%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity®Total International Index Fund[53,55] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.06%	18.31%	8.34%	4.42%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.73%	6.68%	9.81%	6,30%
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class)[53] Investment Adviser: Impax Asset Management LLC (“IAM” or the “Adviser”) is the investment adviser for the Global Environmental Markets Fund. IAM has engaged Impax Asset Management Ltd. (the “Sub-Adviser” as a sub-adviser to manage the Global Environmental Markets Fund’s investments. Impax Asset Management Ltd. has its principal offices at 30 Panton Street, 7th Floor, London, SW1Y4AJ, United Kingdom.	0.91%	16.85%	12.36%	7.60%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[53]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[54]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
[55]	Effective March 8, 2024, the Plan’s sponsor transferred all investments in, and future allocations to, the Vanguard® Total International Stock Index Fund (AdmiralTM Shares) and the Voya International Index Portfolio to the Fidelity® Total International Index Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6)[56] Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%	34.95%	21.19%	15.67%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.82%	24.93%	15.48%	11.63%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6) Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	11.55%	2.73%	4.34%
Capital growth and current income.	Pioneer Balanced ESG Fund (Class K) Investment Adviser: Amundi Asset Management US, Inc.	0.67%	15.74%	9.71%	7.36%
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[57,58] Investment Adviser: T. Rowe Price Investment Management	0.68%	21.04%	13.66%	10.89%
Seeks to provide investors with growth of capital.	Touchstone Small Company Fund (Class R6) Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.80%	16.35%	12.11%	9.24%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[56]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – The Growth Fund of America® (Class R6), T. Rowe Price Large-Cap Growth Fund (Class I), Voya Large Cap Growth Portfolio (Class I) and VY® T. Rowe Price Growth Equity Portfolio (Class I) to the JPMorgan Large Cap Growth Fund (Class R6).
[57]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class R6) to the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
[58]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Fund (AdmiralTM Shares)[59,60,61,62] Investment Advisers: Wellington Management Company LLC (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.29%	8.10%	11.57%	9.53%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[61] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.34%	19.90%	13.12%	9.58%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[61] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	5.09%	1.83%	1.21%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[61] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.12%	31.78%	15.97%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[59]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[60]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[61]	Vanguard is a trademark of The Vanguard Group, Inc.
[62]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® American Mutual Fund® (Class R6), and JPMorgan Equity Income Fund (Class R6) to the Vanguard Equity Income (Admiral Shares).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[63,64,65,66] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[63,64,65,67] Investment Adviser: Vanguard Equity Index Group	0.08%	16.03%	8.37%	6.58%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[63]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[64]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[65]	Vanguard is a trademark of The Vanguard Group, Inc.
[66]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2025 Fund (Class R6) to the Vanguard Target Retirement 2025 Fund.
[67]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2030 Fund (Class R6) to the Vanguard Target Retirement 2030 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[68,69,70,71] Investment Adviser: Vanguard Equity Index Group	0.08%	17.14%	9.17%	7.06%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[68,69,70,72] Investment Adviser: Vanguard Equity Index Group	0.08%	18.34%	9.99%	7.52%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[68]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[69]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[70]	Vanguard is a trademark of The Vanguard Group, Inc.
[71]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2035 Fund (Class R6) to the Vanguard Target Retirement 2035 Fund.
[72]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2040 Fund (Class R6) to the Vanguard Target Retirement 2040 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[73,74,75,76] Investment Adviser: Vanguard Equity Index Group	0.08%	19.48%	10.76%	7.91%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[73,74,75,77] Investment Adviser: Vanguard Equity Index Group	0.08%	20.17%	10.93%	7.99%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[73]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[74]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[75]	Vanguard is a trademark of The Vanguard Group, Inc.
[76]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2045 Fund (Class R6) to the Vanguard Target Retirement 2045 Fund.
[77]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2050 Fund (Class R6) to the Vanguard Target Retirement 2050 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[78,79,80,81] Investment Adviser: Vanguard Equity Index Group	0.08%	20.16%	10.92%	7.97%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[78,79,80,82] Investment Adviser: Vanguard Equity Index Group	0.08%	20.18%	10.92%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[78]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[79]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[80]	Vanguard is a trademark of The Vanguard Group, Inc.
[81]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2055 Fund (Class R6) to the Vanguard Target Retirement 2055 Fund.
[82]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2060 Fund (Class R6) to the Vanguard Target Retirement 2060 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065[83,84,85,86] Investment Adviser: Vanguard Equity Index Group	0.08%	20.15%	10.91%	N/A
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[83,84,85] Investment Adviser: Vanguard Equity Index Group	0.08%	10.74%	4.83%	4.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[83]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[84]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[85]	Vanguard is a trademark of The Vanguard Group, Inc.
[86]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2065 Fund (Class R6) to the Vanguard Target Retirement 2065 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[87,88,89,90] Investment Adviser: Vanguard Equity Index Group Subadviser: Wellington Management Company LLP	0.08%	10.74%	4.83%	4.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[87]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[88]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[89]	Vanguard is a trademark of The Vanguard Group, Inc.
[90]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution Income Portfolio (Class I) to the Vanguard Target Retirement Income Fund.

Funds Available for New Allocations: SUNY ORP 403(b) Contract

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.00%	9.84%	7.02%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	20.93%	9.11%	6.25%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[91] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	15.89%	8.27%	6.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[91]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[92,93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	15.89%	8.27%	6.46%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	17.98%	9.06%	6.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[92,93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	19.58%	10.11%	7.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[92]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[93]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[94] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	20.32%	10.58%	7.38%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[94,95] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	20.88%	10.66%	7.60%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.90%	10.67%	7.45%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[94]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[95]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[96,97] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.98%	10.60%	N/A
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[96,97] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.99%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[96] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	10.91%	5.09%	4.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[96]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[97]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	9.09%	12.36%	8.99%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.90%	12.59%	6.17%	4.48%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	10.25%	9.84%	7.04%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.61%	32.69%	11.91%	8.30%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	10.89%	10.89%	8.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY®T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	18.60%	12.59%	10.31%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	20.96%	13.50%	10.808%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	20.96%	13.50%	10.80%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

Funds Closed to New Allocations: SUNY Voluntary Legacy Plan Contract**

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[98] Investment Adviser: Fred Alger Management, Inc.	1.09%	29.50%	15.09%	10.74%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Administrator Class)[98,99] Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	1.19%	17.80%	10.70%	7.88%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)[98] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.25%	18.65%	11.06%	7.90%
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)[98] Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.11%	22.64%	12.22%	7.03%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	For the SUNY Voluntary Legacy Plan Contract, these Funds are not available for new allocations from participants that were not invested in the Funds prior to May 1, 2017. Participants that were invested in the Funds before May 1, 2017, may continue to invest in these Funds although once a participant’s investment in a Fund is fully liquidated the Fund will no longer be available for new allocations from that participant. For the SUNY ORP and NYS VDC Contracts, these Funds are not available for new allocations from any participant beginning on May 1, 2017.
[98]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[99]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Class)100 Investment Adviser: Saturna Capital Corporation	0.91%	25.66%	18.68%	14.29%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Class)100 Investment Adviser: Saturna Capital Corporation	1.02%	13.55%	12.63%	9.25%
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund (Investor Class)100 Investment Adviser: American Beacon Advisors, Inc. Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC	1.12%	16.29%	11.75%	7.08%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (Class A)100 Investment Adviser: American Century Investment Management, Inc.	0.91%	8.16%	9.94%	7.94%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
100	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)101 Investment Adviser: BlackRock Advisors, LLC	0.84%	3.84%	10.56%	11.73%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)101 Investment Adviser: BlackRock Advisors, LLC	1.00%	12.30%	13.36%	8.32%
Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Diversified Income Fund (Class A)**,101 Investment Adviser: Delaware Management Company	0.70%	1.55%	1.13%	1.59%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.53%	12.94%	7.48%	5.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about December 31, 2024, Delaware Diversified Income Fund will merge into Macquarie Diversified Income Fund.
101	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	10.48%	3.87%	3.40%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.73%	20.55%	9.99%	4.91%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)102 Investment Adviser: Impax Asset Management LLC	0.92%	13.17%	8.91%	6.57%
Seeks capital appreciation.	Invesco Main Street Fund® (Class A)103 Investment Adviser: Invesco Advisers, Inc.	0.80%	16.29%	12.32%	9.33%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
102	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
103	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)104 Investment Adviser: Invesco Advisers, Inc.	1.06%	8.18%	10.45%	6.93%
A non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I Shares) Investment Adviser: Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) Investment Adviser: Invesco Advisers, Inc.	0.80%	23.36%	12.95%	7.79%
Seeks total return through growth of capital and current income.	Invesco Value Opportunities Fund (Class R5)104 Investment Adviser: Invesco Advisers, Inc.	0.79%	15.51%	17.18%	9.08%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)104,105 Investment Adviser: Lazard Asset Management LLC	1.10%	16.11%	6.46%	2.92%
Seeks high current return consistent with preservation of capital.	Loomis Sayles Limited Term Government and Agency Fund (Class Y)104 Investment Adviser: Loomis, Sayles & Company, L.P.	0.45%	5.22%	1.28%	1.22%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.01%	15.09%	11.06%	6.80%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
104	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
105	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)106 Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	0.97%	8.90%	8.20%	6.56%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class)106,107 Investment Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)106 Investment Adviser: TCW Investment Management Company	0.70%	4.85%	-0.06%	1.05%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)106 Investment Adviser: Franklin Advisers, Inc.	0.96%	2.43%	-2.57%	-0.62%
A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)106,107 Investment Adviser: USAA Asset Management Company	1.31%	6.53%	8.59%	3.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	On April 24, 2023, USAA Precious Metals and Minerals Fund changed its name to Victory Precious Metals and Minerals Fund.
106	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
107	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	15.92%	7.98%	5.84%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders 100® Fund (Class I)108,109 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	19.37%	14.35%	10.58%
Seeks to provide investors with a high level of current income.	Voya Floating Rate Fund (Class A)108,109 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.04%	8.32%	2.22%	2.21%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class S)**,110 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	6.43%	7.89%	5.90%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Solution Balanced Income Portfolio (Class I shares) (a series of Voya investors Trust).
***	Effective on or about April 26, 2024, the Voya Global High Dividend Low Volatility Portfolio (Class I) will be liquidated.
108	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
109	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
110	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)111 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	2.15%	-0.24%	0.92%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	26.07%	14.74%	11.33%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	17.52%	12.10%	8.15%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	18.21%	10.88%	7.69%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
111	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	13.73%	13.20%	8.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	45.99%	20.21%	15.52%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)112 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	13.68%	6.85%	5.39%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
112	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)113 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	17.64%	8.79%	6.43%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)113 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	20.09%	10.31%	7.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
113	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	20.66%	10.40%	7.18%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	10.57%	4.83%	4.02%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)***,114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	18.65%	9.55%	6.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) will merge into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
***	Effective on or about July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I shares) will merge into the Voya Solution Aggressive Portfolio (Class I shares) (a series of Voya Partners, Inc.).
114	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)**,115 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	16.11%	7.78%	5.87%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	12.03%	13.26%	8.79%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.19%	6.81%	4.75%	3.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I shares) will merge into the Voya Solution Balanced Portfolio (Class I shares) (a series of Voya Partners, Inc.).
115	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=NRVA00974. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1,2,3] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.31%	6.94%	2.49%	3.09%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R6)[1,4] Investment Adviser: Capital Research and Management CompanySM	0.47%	16.06%	8.03%	4.90%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[3]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the JPMorgan Government Bond Fund (Class R6), Voya Global Bond Portfolio (Class I), and Voya Intermediate Bond Portfolio (Class I) to the Allspring Core Plus Bond Fund (Class R6).
[4]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Invesco EQV International Equity Fund (Class R5) to the American Funds EuroPacific Growth Fund (Class R6).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities (Class I)[5,6] Investment Adviser: Dimensional Fund Advisors LP	0.11%	3.93%	3.12%	2.42%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[5] Investment Adviser: Dimensional Fund Advisors LP	0.22%	7.18%	1.80%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[5,7] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	1.50%	26.29%	15.68%	12.02%
Seeks capital appreciation.	Fidelity Advisor® Focused Emerging Markets (Class Z)[5,8] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, FIA (UK)	0.84%	8.35%	6.69%	4.69%
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index[9] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.03%	11.04%	13.33%	9.49%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[5]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Century Investments® Inflation-Adjusted Bond Fund (Investor Class) to the DFA Inflation-Protected Securities (Class I).
[7]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.
[8]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Driehaus Emerging Markets Growth Fund (Institutional Share Class) to the Fidelity Advisor® Focused Emerging Markets (Class Z).
[9]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Mid Cap Index Portfolio (Class I) to the Fidelity® Mid Cap Index.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[10,11] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.25%	17.12%	10.07%	7.32%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund[10,12] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.06%	18.31%	8.34%	4.42%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6)[13] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	6.68%	9.81%	6,30%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[10] Investment Adviser: Impax Asset Management LLC	0.92%	13.17%	8.91%	6.57%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.82%	24.93%	15.48%	11.63%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6)[14] Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	-11.55%	2.73%	4.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[10]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[11]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
[12]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya International Index Portfolio to the Fidelity® Total International Index Fund.
[13]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Franklin Small Cap Value VIP Fund (Class 2) to the Franklin Small Cap Value Fund (Class R6).[1]
[14]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya High Yield Portfolio (Class I) to the PGIM High Yield Fund (Class R6).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[15,16] Investment Adviser: T. Rowe Price Investment Management	0.68%	21.04%	13.66%	10.89%
Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.	Vanguard Equity Income Fund (Admiral Shares)[15,17,18] Investment Adviser: Vanguard Quantitative Equity Group Subadviser: Wellington Management Company LLP	0.18%	7.76%	11.85%	9.70%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[15,18,19] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.34%	19.90%	13.12%	9.58%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[18] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.12%	31.78%	15.97%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[15]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[16]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) and Voya MidCap Opportunities Portfolio (Class I) to the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
[17]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, Pioneer Equity Income Fund (Class Y) the Vanguard Equity Income Fund (Admiral Shares).
[18]	Vanguard is a trademark of The Vanguard Group, Inc.
[19]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya SmallCap Opportunities Portfolio (Class I) and Wanger Acorn to the Vanguard® ExplorerTM Fund (AdmiralTM Shares).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund[20,21,22] Investment Adviser: Vanguard Equity Index Group	0.08%	12.51%	6.61%	5.52%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[20,21,22,23] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[20]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[21]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[22]	Vanguard is a trademark of The Vanguard Group, Inc.
[23]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2025 Portfolio (Class I) to the Vanguard Target Retirement 2025 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[24,25,26,27] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[24,25,26,28] Investment Adviser: Vanguard Equity Index Group	0.08%	17.14%	9.17%	7.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[24]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[25]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[26]	Vanguard is a trademark of The Vanguard Group, Inc.
[27]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2030 Portfolio (Class I) to the Vanguard Target Retirement 2030 Fund.
[28]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2035 Portfolio (Class I) to the Vanguard Target Retirement 2035 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[29,30,31,32] Investment Adviser: Vanguard Equity Index Group	0.08%	18.34%	9.99%	7.52%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[29,30,31,33] Investment Adviser: Vanguard Equity Index Group	0.08%	19.48%	10.76%	7.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[29]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[30]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[31]	Vanguard is a trademark of The Vanguard Group, Inc.
[32]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2040 Portfolio (Class I) to the Vanguard Target Retirement 2040 Fund.
[33]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2045 Portfolio (Class I) to the Vanguard Target Retirement 2045 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[34,35,36,37] Investment Adviser: Vanguard Equity Index Group	0.08%	20.17%	10.93%	7.99%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[34,35,36,38] Investment Adviser: Vanguard Equity Index Group	0.08%	20.16%	10.92%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[34]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[35]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[36]	Vanguard is a trademark of The Vanguard Group, Inc.
[37]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2050 Portfolio (Class I) to the Vanguard Target Retirement 2050 Fund.
[38]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2055 Portfolio (Class I) to the Vanguard Target Retirement 2055 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[39,40,41,42] Investment Adviser: Vanguard Equity Index Group	0.08%	20.18%	10.92%	7.97%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[39,40,41,43] Investment Adviser: Vanguard Equity Index Group	0.08%	20.15%	10.91%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[39]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[40]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[41]	Vanguard is a trademark of The Vanguard Group, Inc.
[42]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2060 Portfolio (Class I) to the Vanguard Target Retirement 2060 Fund.
[43]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2065 Portfolio (Class I) to the Vanguard Target Retirement 2065 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[44,45,46] Investment Adviser: Vanguard Equity Index Group	0.08%	20.24%	N/A	N/A
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[44,45,46,47] Investment Adviser: Vanguard Equity Index Group Subadviser: Wellington Management Company LLP	0.08%	10.74%	4.83%	4.09%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[44,48] Investment Adviser: Victory Capital Management Inc.	0.90%	3.62%	12.87%	9.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[44]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[45]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[46]	Vanguard is a trademark of The Vanguard Group, Inc.
[47]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution Income Portfolio (Class I) to the Vanguard Target Retirement Income Fund.
[48]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Victory Sycamore Established Value Fund (Class A), VY® American Century Small-Mid Cap Value Portfolio (Class I), and VY® JPMorgan Mid Cap Value Portfolio (Class I) to the Victory Sycamore Established Value Fund (Class R6).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.61%	32.69%	11.91%	8.30%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
***	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
****	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.

Funds Available for New Allocations: SUNY ORP Post (11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[49,50,51] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.31%	6.94%	2.49%	3.09%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[49] Investment Adviser: Dimensional Fund Advisors LP	0.22%	7.18%	1.80%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity ®500 Index Fund[49,52] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	1.50%	26.29%	15.68%	12.02%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[49]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[50]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[51]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Capital World Bond Fund® (Class R6), JPMorgan Government Bond Fund (Class R6), and Voya Intermediate Bond Portfolio (Class I) to the Allspring Core Plus Bond Fund (Class R6).
[52]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), DFA U.S. Large Company Portfolio (Institutional Class), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity ® Small Cap Index Fund[53,54] Investment Adviser: Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the Fund.	0.25%	17.12%	10.07%	7.32%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity®Total International Index Fund[53,55] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.06%	18.31%	8.34%	4.42%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.73%	6.68%	9.81%	6,30%
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class)[53] Investment Adviser: Impax Asset Management LLC (“IAM” or the “Adviser”) is the investment adviser for the Global Environmental Markets Fund. IAM has engaged Impax Asset Management Ltd. (the “Sub-Adviser” as a sub-adviser to manage the Global Environmental Markets Fund’s investments. Impax Asset Management Ltd. has its principal offices at 30 Panton Street, 7th Floor, London, SW1Y4AJ, United Kingdom.	0.91%	16.85%	12.36%	7.60%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[53]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[54]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
[55]	Effective March 8, 2024, the Plan’s sponsor transferred all investments in, and future allocations to, the Vanguard® Total International Stock Index Fund (AdmiralTM Shares) and the Voya International Index Portfolio to the Fidelity® Total International Index Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6)[56] Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%	34.95%	21.19%	15.67%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.82%	24.93%	15.48%	11.63%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6) Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	11.55%	2.73%	4.34%
Capital growth and current income.	Pioneer Balanced ESG Fund (Class K) Investment Adviser: Amundi Asset Management US, Inc.	0.67%	15.74%	9.71%	7.36%
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[57,58] Investment Adviser: T. Rowe Price Investment Management	0.68%	21.04%	13.66%	10.89%
Seeks to provide investors with growth of capital.	Touchstone Small Company Fund (Class R6) Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.80%	16.35%	12.11%	9.24%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[56]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – The Growth Fund of America® (Class R6), T. Rowe Price Large-Cap Growth Fund (Class I), Voya Large Cap Growth Portfolio (Class I) and VY® T. Rowe Price Growth Equity Portfolio (Class I) to the JPMorgan Large Cap Growth Fund (Class R6).
[57]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class R6) to the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
[58]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Fund (AdmiralTM Shares)[59,60,61,62] Investment Advisers: Wellington Management Company LLC (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.29%	8.10%	11.57%	9.53%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[61] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.34%	19.90%	13.12%	9.58%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[61] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	5.09%	1.83%	1.21%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[61] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.12%	31.78%	15.97%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[59]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[60]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[61]	Vanguard is a trademark of The Vanguard Group, Inc.
[62]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® American Mutual Fund® (Class R6), and JPMorgan Equity Income Fund (Class R6) to the Vanguard Equity Income (Admiral Shares).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[63,64,65,66] Investment Adviser: Vanguard Equity Index Group	0.08%	14.55%	7.56%	6.10%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[63,64,65,67] Investment Adviser: Vanguard Equity Index Group	0.08%	16.03%	8.37%	6.58%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[63]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[64]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[65]	Vanguard is a trademark of The Vanguard Group, Inc.
[66]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2025 Fund (Class R6) to the Vanguard Target Retirement 2025 Fund.
[67]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2030 Fund (Class R6) to the Vanguard Target Retirement 2030 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[68,69,70,71] Investment Adviser: Vanguard Equity Index Group	0.08%	17.14%	9.17%	7.06%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[68,69,70,72] Investment Adviser: Vanguard Equity Index Group	0.08%	18.34%	9.99%	7.52%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[68]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[69]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[70]	Vanguard is a trademark of The Vanguard Group, Inc.
[71]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2035 Fund (Class R6) to the Vanguard Target Retirement 2035 Fund.
[72]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2040 Fund (Class R6) to the Vanguard Target Retirement 2040 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[73,74,75,76] Investment Adviser: Vanguard Equity Index Group	0.08%	19.48%	10.76%	7.91%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[73,74,75,77] Investment Adviser: Vanguard Equity Index Group	0.08%	20.17%	10.93%	7.99%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[73]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[74]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[75]	Vanguard is a trademark of The Vanguard Group, Inc.
[76]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2045 Fund (Class R6) to the Vanguard Target Retirement 2045 Fund.
[77]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2050 Fund (Class R6) to the Vanguard Target Retirement 2050 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[78,79,80,81] Investment Adviser: Vanguard Equity Index Group	0.08%	20.16%	10.92%	7.97%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[78,79,80,82] Investment Adviser: Vanguard Equity Index Group	0.08%	20.18%	10.92%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[78]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[79]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[80]	Vanguard is a trademark of The Vanguard Group, Inc.
[81]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2055 Fund (Class R6) to the Vanguard Target Retirement 2055 Fund.
[82]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2060 Fund (Class R6) to the Vanguard Target Retirement 2060 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065[83,84,85,86] Investment Adviser: Vanguard Equity Index Group	0.08%	20.15%	10.91%	N/A
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[83,84,85] Investment Adviser: Vanguard Equity Index Group	0.08%	10.74%	4.83%	4.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[83]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[84]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[85]	Vanguard is a trademark of The Vanguard Group, Inc.
[86]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Target Retirement 2065 Fund (Class R6) to the Vanguard Target Retirement 2065 Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[87,88,89,90] Investment Adviser: Vanguard Equity Index Group Subadviser: Wellington Management Company LLP	0.08%	10.74%	4.83%	4.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[87]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[88]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[89]	Vanguard is a trademark of The Vanguard Group, Inc.
[90]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution Income Portfolio (Class I) to the Vanguard Target Retirement Income Fund.

Funds Available for New Allocations: SUNY ORP 403(b) Contract

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.00%	9.84%	7.02%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	20.93%	9.11%	6.25%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[91] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	15.89%	8.27%	6.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[91]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[92,93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	15.89%	8.27%	6.46%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	17.98%	9.06%	6.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[92,93] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	19.58%	10.11%	7.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[92]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[93]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[94] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	20.32%	10.58%	7.38%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[94,95] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	20.88%	10.66%	7.60%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.90%	10.67%	7.45%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[94]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[95]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[96,97] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.98%	10.60%	N/A
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[96,97] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	20.99%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[96] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	10.91%	5.09%	4.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[96]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[97]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	9.09%	12.36%	8.99%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.90%	12.59%	6.17%	4.48%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	10.25%	9.84%	7.04%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.61%	32.69%	11.91%	8.30%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	10.89%	10.89%	8.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY®T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	18.60%	12.59%	10.31%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	20.96%	13.50%	10.808%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	20.96%	13.50%	10.80%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

Funds Closed to New Allocations: SUNY Voluntary Legacy Plan Contract**

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[98] Investment Adviser: Fred Alger Management, Inc.	1.09%	29.50%	15.09%	10.74%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Administrator Class)[98,99] Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	1.19%	17.80%	10.70%	7.88%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)[98] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.25%	18.65%	11.06%	7.90%
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)[98] Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.11%	22.64%	12.22%	7.03%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	For the SUNY Voluntary Legacy Plan Contract, these Funds are not available for new allocations from participants that were not invested in the Funds prior to May 1, 2017. Participants that were invested in the Funds before May 1, 2017, may continue to invest in these Funds although once a participant’s investment in a Fund is fully liquidated the Fund will no longer be available for new allocations from that participant. For the SUNY ORP and NYS VDC Contracts, these Funds are not available for new allocations from any participant beginning on May 1, 2017.
[98]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[99]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Class)100 Investment Adviser: Saturna Capital Corporation	0.91%	25.66%	18.68%	14.29%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Class)100 Investment Adviser: Saturna Capital Corporation	1.02%	13.55%	12.63%	9.25%
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund (Investor Class)100 Investment Adviser: American Beacon Advisors, Inc. Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC	1.12%	16.29%	11.75%	7.08%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (Class A)100 Investment Adviser: American Century Investment Management, Inc.	0.91%	8.16%	9.94%	7.94%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
100	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)101 Investment Adviser: BlackRock Advisors, LLC	0.84%	3.84%	10.56%	11.73%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)101 Investment Adviser: BlackRock Advisors, LLC	1.00%	12.30%	13.36%	8.32%
Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Diversified Income Fund (Class A)**,101 Investment Adviser: Delaware Management Company	0.70%	1.55%	1.13%	1.59%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.53%	12.94%	7.48%	5.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about December 31, 2024, Delaware Diversified Income Fund will merge into Macquarie Diversified Income Fund.
101	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	10.48%	3.87%	3.40%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.73%	20.55%	9.99%	4.91%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)102 Investment Adviser: Impax Asset Management LLC	0.92%	13.17%	8.91%	6.57%
Seeks capital appreciation.	Invesco Main Street Fund® (Class A)103 Investment Adviser: Invesco Advisers, Inc.	0.80%	16.29%	12.32%	9.33%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
102	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
103	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)104 Investment Adviser: Invesco Advisers, Inc.	1.06%	8.18%	10.45%	6.93%
A non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I Shares) Investment Adviser: Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) Investment Adviser: Invesco Advisers, Inc.	0.80%	23.36%	12.95%	7.79%
Seeks total return through growth of capital and current income.	Invesco Value Opportunities Fund (Class R5)104 Investment Adviser: Invesco Advisers, Inc.	0.79%	15.51%	17.18%	9.08%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)104,105 Investment Adviser: Lazard Asset Management LLC	1.10%	16.11%	6.46%	2.92%
Seeks high current return consistent with preservation of capital.	Loomis Sayles Limited Term Government and Agency Fund (Class Y)104 Investment Adviser: Loomis, Sayles & Company, L.P.	0.45%	5.22%	1.28%	1.22%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.01%	15.09%	11.06%	6.80%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
104	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
105	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)106 Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	0.97%	8.90%	8.20%	6.56%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class)106,107 Investment Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)106 Investment Adviser: TCW Investment Management Company	0.70%	4.85%	-0.06%	1.05%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)106 Investment Adviser: Franklin Advisers, Inc.	0.96%	2.43%	-2.57%	-0.62%
A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)106,107 Investment Adviser: USAA Asset Management Company	1.31%	6.53%	8.59%	3.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	On April 24, 2023, USAA Precious Metals and Minerals Fund changed its name to Victory Precious Metals and Minerals Fund.
106	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
107	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	15.92%	7.98%	5.84%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders 100® Fund (Class I)108,109 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	19.37%	14.35%	10.58%
Seeks to provide investors with a high level of current income.	Voya Floating Rate Fund (Class A)108,109 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.04%	8.32%	2.22%	2.21%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class S)**,110 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	6.43%	7.89%	5.90%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Solution Balanced Income Portfolio (Class I shares) (a series of Voya investors Trust).
***	Effective on or about April 26, 2024, the Voya Global High Dividend Low Volatility Portfolio (Class I) will be liquidated.
108	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
109	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
110	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)111 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	2.15%	-0.24%	0.92%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	26.07%	14.74%	11.33%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	17.52%	12.10%	8.15%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	18.21%	10.88%	7.69%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
111	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	13.73%	13.20%	8.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	45.99%	20.21%	15.52%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)112 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	13.68%	6.85%	5.39%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
112	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)113 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	17.64%	8.79%	6.43%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)113 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	20.09%	10.31%	7.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
113	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	20.66%	10.40%	7.18%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	10.57%	4.83%	4.02%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)***,114 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	18.65%	9.55%	6.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) will merge into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
***	Effective on or about July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I shares) will merge into the Voya Solution Aggressive Portfolio (Class I shares) (a series of Voya Partners, Inc.).
114	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)**,115 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	16.11%	7.78%	5.87%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	12.03%	13.26%	8.79%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.19%	6.81%	4.75%	3.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I shares) will merge into the Voya Solution Balanced Portfolio (Class I shares) (a series of Voya Partners, Inc.).
115	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk – The Funds held by the Subaccounts could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
Account Value Risk [Member]
Prospectus:
Principal Risk [Text Block]	Account Value Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Securityand Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition;
Paymentof Advisory Feefrom Contract Value [Member]
Prospectus:
Principal Risk [Text Block]	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company; and
Fixed Account Options Risk [Member]
Prospectus:
Principal Risk [Text Block]	Fixed Account Options Risk - We do not make deductions from amounts in the Fixed Interest Options to cover mortality and expense risks. We consider these risks in determining the credited rate.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges, if applicable, or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX A, APPENDIX B, APPENDIX C, APPENDIX D, APPENDIX E, and APPENDIX F.”

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Minimum Guaranteed Withdrawal Benefit Endorsement MGWB [Member]
Prospectus:
Name of Benefit [Text Block]	Minimum Guaranteed Withdrawal Benefit Endorsement
Purpose of Benefit [Text Block]	Guarantees that you may withdraw specified amounts from your Account Value each calendar year.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract and after April 29, 2011, no longer available for purchase.
Name of Benefit [Text Block]	Minimum Guaranteed Withdrawal Benefit Endorsement
Adjusted Purchase Payment Guaranteed Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Adjusted Purchase Payment Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

The Adjusted Purchase Payment Guaranteed Death Benefits are available under certain Contracts subject to the parameters set forth in the Contract. It guarantees that the death benefit payment under the contract will never be less than the amount of Adjusted Purchase Payment made to your Account, less a proportional adjustment for amounts withdrawn or borrowed from your account. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and this reduces the amount of this death benefit.

Name of Benefit [Text Block]	Adjusted Purchase Payment Guaranteed Death Benefit
Asset Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Asset Rebalancing Program
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Loans
Deductionof Advisory Feesfrom Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
SUNY ORP (Post 11/15/2021) [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.50%
Lowest Annual Cost [Dollars]	$ 145
Highest Annual Cost [Dollars]	$ 2,542
Other Annual Expense (of Other Amount), Current [Percent]	2.50%
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).
Portfolio Company Expenses Minimum [Percent]	0.12%
Portfolio Company Expenses Maximum [Percent]	1.50%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$3,030	$9,273	$15,768	$33,178

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,030
Surrender Expense, 3 Years, Maximum [Dollars]	9,273
Surrender Expense, 5 Years, Maximum [Dollars]	15,768
Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,178
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$3,030	$9,273	$15,768	$33,178

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,030
No Surrender Expense, 3 Years, Maximum [Dollars]	9,273
No Surrender Expense, 5 Years, Maximum [Dollars]	15,768
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,178
SUNY ORP (Post 11/15/2021) [Member] | Allspring Core Plus Bond Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Allspring Core Plus Bond Fund (Class R6)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	3.09%
SUNY ORP (Post 11/15/2021) [Member] | Fidelity® 500 Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Portfolio Company Name [Text Block]	Fidelity ®500 Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	26.29%
Average Annual Total Returns, 5 Years [Percent]	15.68%
Average Annual Total Returns, 10 Years [Percent]	12.02%
SUNY ORP (Post 11/15/2021) [Member] | Fidelity® Small Cap Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Portfolio Company Name [Text Block]	Fidelity ® Small Cap Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the Fund.
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	7.32%
SUNY ORP (Post 11/15/2021) [Member] | Fidelity® Total International Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Name [Text Block]	Fidelity®Total International Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	4.42%
SUNY ORP (Post 11/15/2021) [Member] | Franklin Small Cap Value Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	6.30%
SUNY ORP (Post 11/15/2021) [Member] | Parnassus Core Equity FundSM (Investor Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve both capital appreciation and current income.
Portfolio Company Name [Text Block]	Parnassus Core Equity FundSM (Investor Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investment
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	24.93%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	11.63%
SUNY ORP (Post 11/15/2021) [Member] | T. Rowe Price Diversified Mid-Cap Growth Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)
Portfolio Company Adviser [Text Block]	T. Rowe Price Investment Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	10.89%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard® ExplorerTM Fund (AdmiralTM Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® ExplorerTM Fund (AdmiralTM Shares)
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	9.58%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard® FTSE Social Index Fund (Institutional Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® FTSE Social Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	31.78%
Average Annual Total Returns, 5 Years [Percent]	15.97%
Average Annual Total Returns, 10 Years [Percent]	12.53%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2025 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.10%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2030 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	6.58%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2035 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	7.06%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2040 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.52%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2045 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2050 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.17%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.99%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2055 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.97%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2060 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.97%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2070 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.09%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement Income Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.09%
SUNY ORP (Post 11/15/2021) [Member] | DFA Social Fixed Income Portfolio (Institutional Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total returns. Total return is comprised of income and capital appreciation.
Portfolio Company Name [Text Block]	DFA Social Fixed Income Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]
SUNY ORP (Post 11/15/2021) [Member] | Impax Global Environmental Markets Fund (Institutional Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.
Portfolio Company Name [Text Block]	Impax Global Environmental Markets Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC (“IAM” or the “Adviser”) is the investment adviser for the Global Environmental Markets Fund.
Portfolio Company Subadviser [Text Block]	IAM has engaged Impax Asset Management Ltd. (the “Sub-Adviser” as a sub-adviser to manage the Global Environmental Markets Fund’s investments. Impax Asset Management Ltd. has its principal offices at 30 Panton Street, 7th Floor, London, SW1Y4AJ, United Kingdom.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	7.60%
SUNY ORP (Post 11/15/2021) [Member] | JP Morgan Large Cap Growth Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	34.95%
Average Annual Total Returns, 5 Years [Percent]	21.19%
Average Annual Total Returns, 10 Years [Percent]	15.67%
SUNY ORP (Post 11/15/2021) [Member] | PGIM High Yield Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.
Portfolio Company Name [Text Block]	PGIM High Yield Fund (Class R6)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income and PGIM Limited
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	4.34%
SUNY ORP (Post 11/15/2021) [Member] | Pioneer Balanced ESG Fund (Class K) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and current income.
Portfolio Company Name [Text Block]	Pioneer Balanced ESG Fund (Class K)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	7.36%
SUNY ORP (Post 11/15/2021) [Member] | Touchstone Small Company Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with growth of capital.
Portfolio Company Name [Text Block]	Touchstone Small Company Fund (Class R6)
Portfolio Company Adviser [Text Block]	Touchstone Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.35%
Average Annual Total Returns, 5 Years [Percent]	12.11%
Average Annual Total Returns, 10 Years [Percent]	9.24%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Equity Income Fund Admiral TM Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Equity Income Fund (AdmiralTM Shares)
Portfolio Company Adviser [Text Block]	Wellington Management Company LLC (Wellington Management), The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Federal Money Market Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income while maintaining liquidity and a stable share price of $1.
Portfolio Company Name [Text Block]	Vanguard® Federal Money Market Fund(Investor Shares)61
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	1.21%
SUNY ORP (Post 11/15/2021) [Member] | Vanguard Target Retirement 2065 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]
SNYORP Legacy (Pre 11/15/2021) [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.50%
Lowest Annual Cost [Dollars]	$ 145
Highest Annual Cost [Dollars]	$ 2,542
Other Annual Expense (of Other Amount), Current [Percent]	2.50%
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	1.50%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$3,030	$9,273	$15,768	$33,178

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,030
Surrender Expense, 3 Years, Maximum [Dollars]	9,273
Surrender Expense, 5 Years, Maximum [Dollars]	15,768
Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,178
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$3,030	$9,273	$15,768	$33,178

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,030
No Surrender Expense, 3 Years, Maximum [Dollars]	9,273
No Surrender Expense, 5 Years, Maximum [Dollars]	15,768
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,178
SUNY ORP 403 B [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.61%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.20%
Lowest Annual Cost [Dollars]	$ 688
Highest Annual Cost [Dollars]	$ 2,130
Other Annual Expense (of Other Amount), Current [Percent]	2.50%
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	1.50%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,481	$7,635	$13,055	$27,862

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,481
Surrender Expense, 3 Years, Maximum [Dollars]	7,635
Surrender Expense, 5 Years, Maximum [Dollars]	13,055
Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,862
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,481	$7,635	$13,055	$27,862

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,481
No Surrender Expense, 3 Years, Maximum [Dollars]	7,635
No Surrender Expense, 5 Years, Maximum [Dollars]	13,055
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,862
SUNY ORP 403 B [Member] | Voya Small Company Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	7.02%
SUNY ORP 403 B [Member] | Voya Small Cap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	20.93%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	6.25%
SUNY ORP 403 B [Member] | Voya Solution 2025 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	6.46%
SUNY ORP 403 B [Member] | Voya Solution 2030 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2030 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	6.46%
SUNY ORP 403 B [Member] | Voya Solution 2035 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	17.98%
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	6.69%
SUNY ORP 403 B [Member] | Voya Solution 2040 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2040 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.58%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	7.42%
SUNY ORP 403 B [Member] | Voya Solution 2045 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	20.32%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	7.38%
SUNY ORP 403 B [Member] | Voya Solution 2050 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2050 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	20.88%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.60%
SUNY ORP 403 B [Member] | Voya Solution 2055 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.45%
SUNY ORP 403 B [Member] | Voya Solution 2060 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2060 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]
SUNY ORP 403 B [Member] | Voya Solution 2065 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2065 Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.99%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
SUNY ORP 403 B [Member] | Voya Solution Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	4.28%
SUNY ORP 403 B [Member] | VY® American Century Small-Mid Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	8.99%
SUNY ORP 403 B [Member] | VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Clarion Securities LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	6.17%
Average Annual Total Returns, 10 Years [Percent]	4.48%
SUNY ORP 403 B [Member] | VY® Invesco Equity and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	7.04%
SUNY ORP 403 B [Member] | VY® Invesco Global Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Invesco Global Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	32.69%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.30%
SUNY ORP 403 B [Member] | VY® JPMorgan Mid Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	8.05%
SUNY ORP 403 B [Member] | VY® T. Rowe Price Capital Appreciation Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY®T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.60%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	10.31%
SUNY ORP 403 B [Member] | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.96%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.808%
SUNY ORP 403 B [Member] | VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	20.96%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.80%
SUNY Voluntary Legacy Plan [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.34%
Lowest Annual Cost [Dollars]	$ 615
Highest Annual Cost [Dollars]	$ 3,261
Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).
Portfolio Company Expenses Minimum [Percent]	0.53%
Portfolio Company Expenses Maximum [Percent]	1.34%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period: *	1 Year	3 Years	5 Years	10 Years
	$9,107	$17,441	$24,886	$44,594

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,107
Surrender Expense, 3 Years, Maximum [Dollars]	17,441
Surrender Expense, 5 Years, Maximum [Dollars]	24,886
Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,594
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:**	1 Year	3 Years	5 Years	10 Years
	$4,059	$12,295	$20,690	$42,393

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,059
No Surrender Expense, 3 Years, Maximum [Dollars]	12,295
No Surrender Expense, 5 Years, Maximum [Dollars]	20,690
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,393
Benefits Description [Table Text Block]

During the Accumulation Phase (SUNY Voluntary Legacy Plan Contract only)

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and this reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date, we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and this reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date, we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

SUNY Voluntary Legacy Plan [Member] | Impax Sustainable Allocation Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and conservation of principal and secondarily long-term growth of capital.
Portfolio Company Name [Text Block]	Impax Sustainable Allocation Fund (Investor Class)
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	6.57%
SUNY Voluntary Legacy Plan [Member] | Alger Responsible Investing Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Alger Responsible Investing Fund (Class A)
Portfolio Company Adviser [Text Block]	Fred Alger Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	29.50%
Average Annual Total Returns, 5 Years [Percent]	15.09%
Average Annual Total Returns, 10 Years [Percent]	10.74%
SUNY Voluntary Legacy Plan [Member] | Allspring Small Company Growth Fund (Administrator Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring Small Company Growth Fund (Administrator Class)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Peregrine Capital Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	10.70%
Average Annual Total Returns, 10 Years [Percent]	7.88%
SUNY Voluntary Legacy Plan [Member] | Allspring Special Small Cap Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring Special Small Cap Value Fund (Class A)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	18.65%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.90%
SUNY Voluntary Legacy Plan [Member] | AMG River Road Mid Cap Value Fund (Class N) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	AMG River Road Mid Cap Value Fund (Class N)
Portfolio Company Adviser [Text Block]	AMG Funds LLC
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	22.64%
Average Annual Total Returns, 5 Years [Percent]	12.22%
Average Annual Total Returns, 10 Years [Percent]	7.03%
SUNY Voluntary Legacy Plan [Member] | Amana Growth Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with Islamic principles.
Portfolio Company Name [Text Block]	Amana Growth Fund (Investor Class)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	25.66%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.29%
SUNY Voluntary Legacy Plan [Member] | Amana Income Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.
Portfolio Company Name [Text Block]	Amana Income Fund (Investor Class)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	12.63%
Average Annual Total Returns, 10 Years [Percent]	9.25%
SUNY Voluntary Legacy Plan [Member] | American Beacon Small Cap Value Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	American Beacon Small Cap Value Fund (Investor Class)
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	7.08%
SUNY Voluntary Legacy Plan [Member] | American Century Investments® Disciplined Core Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century Investments® Disciplined Core Value Fund (Class A)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	7.94%
SUNY Voluntary Legacy Plan [Member] | BlackRock Health Sciences Opportunities Portfolio (Institutional Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.84%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	11.73%
SUNY Voluntary Legacy Plan [Member] | BlackRock Mid Cap Value Fund (Investor A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund (Investor A)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.30%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	8.32%
SUNY Voluntary Legacy Plan [Member] | Delaware Diversified Income Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long-term total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund (Class A)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.55%
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	1.59%
SUNY Voluntary Legacy Plan [Member] | Fidelity® VIP Asset Manager Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	5.40%
SUNY Voluntary Legacy Plan [Member] | Fidelity® VIP High Income Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	3.40%
SUNY Voluntary Legacy Plan [Member] | Fidelity® VIP Overseas Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	4.91%
SUNY Voluntary Legacy Plan [Member] | Invesco Main Street Fund® (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Main Street Fund® (Class A)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	12.32%
Average Annual Total Returns, 10 Years [Percent]	9.33%
SUNY Voluntary Legacy Plan [Member] | Invesco Main Street Mid Cap Fund® (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® (Class A)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.93%
SUNY Voluntary Legacy Plan [Member] | Invesco V.I. American Franchise Fund (Series I Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified fund that seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund (Series I Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	40.93%
Average Annual Total Returns, 5 Years [Percent]	16.16%
Average Annual Total Returns, 10 Years [Percent]	11.70%
SUNY Voluntary Legacy Plan [Member] | Invesco V.I. Core Equity Fund (Series I Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity Fund (Series I Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	7.79%
SUNY Voluntary Legacy Plan [Member] | Invesco Value Opportunities Fund (Class R5) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through growth of capital and current income.
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund (Class R5)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	9.08%
SUNY Voluntary Legacy Plan [Member] | Lazard International Equity Portfolio (Open Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard International Equity Portfolio (Open Shares)
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	2.92%
SUNY Voluntary Legacy Plan [Member] | Loomis Sayles Limited Term Government and Agency Fund (Class Y) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Limited Term Government and Agency Fund (Class Y)
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	5.22%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.22%
SUNY Voluntary Legacy Plan [Member] | Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	6.80%
SUNY Voluntary Legacy Plan [Member] | Nuveen Global Infrastructure Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	Nuveen Global Infrastructure Fund (Class I)
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	6.56%
SUNY Voluntary Legacy Plan [Member] | PIMCO Real Return Portfolio (Administrative Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.25%
SUNY Voluntary Legacy Plan [Member] | TCW Total Return Bond Fund (Class N) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Portfolio Company Name [Text Block]	TCW Total Return Bond Fund (Class N)
Portfolio Company Adviser [Text Block]	TCW Investment Management Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	4.85%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	1.05%
SUNY Voluntary Legacy Plan [Member] | Templeton Global Bond Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income with capital appreciation and growth of income.
Portfolio Company Name [Text Block]	Templeton Global Bond Fund (Class A)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(2.57%)
Average Annual Total Returns, 10 Years [Percent]	(0.62%)
SUNY Voluntary Legacy Plan [Member] | Victory Precious Metals and Minerals Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Portfolio Company Name [Text Block]	Victory Precious Metals and Minerals Fund (Class A)
Portfolio Company Adviser [Text Block]	USAA Asset Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	6.53%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	3.62%
SUNY Voluntary Legacy Plan [Member] | Voya Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	5.84%
SUNY Voluntary Legacy Plan [Member] | Voya Corporate Leaders 100® Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the S&P 500® Index.
Portfolio Company Name [Text Block]	Voya Corporate Leaders 100® Fund (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	19.37%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	10.58%
SUNY Voluntary Legacy Plan [Member] | Voya Floating Rate Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with a high level of current income.
Portfolio Company Name [Text Block]	Voya Floating Rate Fund (Class A)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	2.21%
SUNY Voluntary Legacy Plan [Member] | Voya Global High Dividend Low Volatility Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth and current income.
Portfolio Company Name [Text Block]	Voya Global High Dividend Low Volatility Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	5.90%
SUNY Voluntary Legacy Plan [Member] | Voya GNMA Income Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.
Portfolio Company Name [Text Block]	Voya GNMA Income Fund (Class A)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	2.15%
Average Annual Total Returns, 5 Years [Percent]	(0.24%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
SUNY Voluntary Legacy Plan [Member] | Voya Index Plus LargeCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	26.07%
Average Annual Total Returns, 5 Years [Percent]	14.74%
Average Annual Total Returns, 10 Years [Percent]	11.33%
SUNY Voluntary Legacy Plan [Member] | Voya Index Plus MidCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	8.15%
SUNY Voluntary Legacy Plan [Member] | Voya Index Plus SmallCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	7.69%
SUNY Voluntary Legacy Plan [Member] | Voya Large Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.83%
SUNY Voluntary Legacy Plan [Member] | Voya RussellTM Large Cap Growth Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	45.99%
Average Annual Total Returns, 5 Years [Percent]	20.21%
Average Annual Total Returns, 10 Years [Percent]	15.52%
SUNY Voluntary Legacy Plan [Member] | Voya Solution 2025 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	5.39%
SUNY Voluntary Legacy Plan [Member] | Voya Solution 2035 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	6.43%
SUNY Voluntary Legacy Plan [Member] | Voya Solution 2045 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.09%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	7.11%
SUNY Voluntary Legacy Plan [Member] | Voya Solution 2055 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.18%
SUNY Voluntary Legacy Plan [Member] | Voya Solution Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.02%
SUNY Voluntary Legacy Plan [Member] | Voya Strategic Allocation Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Conservative Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.92%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.45%
SUNY Voluntary Legacy Plan [Member] | Voya Strategic Allocation Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	18.65%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	6.74%
SUNY Voluntary Legacy Plan [Member] | Voya Strategic Allocation Moderate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Portfolio Company Name [Text Block]	Voya Strategic Allocation Moderate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	5.87%
SUNY Voluntary Legacy Plan [Member] | VY® Baron Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	9.84%
SUNY Voluntary Legacy Plan [Member] | VY® Invesco Comstock Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	8.79%
SUNY Voluntary Legacy Plan [Member] | VY® JPMorgan Emerging Markets Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Emerging Markets Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	6.81%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	3.84%
SUNY Voluntary Legacy Plan [Member] | Minimum Guaranteed Withdrawal Benefit Endorsement MGWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
SUNYORP Legacy Pre SUNYORP Post SUNYORP 403 BNYSVDC Legacy Pre Plans [Member]
Prospectus:
Benefits Description [Table Text Block]

During the Accumulation Phase (SUNY ORP Legacy (Pre 11/15/2021), SUNY ORP (Post 11/15/2021), SUNY ORP 403(b), and NYS VDC Legacy (Pre 11/15/2021) Plans only)

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and this reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Value of the Death Benefit. The death benefit will be based on your Account Value as calculated on the next valuation following the date on which Customer Service receives proof of death and a death claim in Good Order. Interest on amounts invested in the Fixed Interest Options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. We will not apply a negative aggregate market value adjustment in connection with the payment of a death benefit, regardless of when the request for payment is made. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The Contracts provide a guaranteed death benefit that can be elected within the first six months after your death. A beneficiary who (i) elects an Income Phase payment option; (ii) takes a total distribution of the account; or (iii) if the beneficiary is your spouse, registers the account in his or her name, may elect to receive the guaranteed death benefit provided he or she has notified the Company of such election within six months after the participant’s death. The guaranteed death benefit is the greater of A or B, where:

A	Is the sum of payments (minus any applicable premium tax) made to your account, minus a dollar-for-dollar adjustment for amounts withdrawn, taken as a loan or applied to an Income Phase payment option from your account; or
B	Is your Account Value, minus any outstanding loan balance, and plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account on the date that notice of death and request for payment or notice of election of the death benefit are received by Customer Service in Good Order.

For accounts established on or after February 1, 2004, the adjustment for amounts withdrawn, taken as a loan or applied to an Income Phase payment option from your account in (A) above will be proportionate (i.e., the sum of payments will be reduced in the same proportion that the Account Value was reduced on the date of the withdrawal or application to an Income Phase payment option), if it would result in a higher death benefit.

A Beneficiary may not make this election after he or she has initiated Income Phase payments or has taken a total account distribution.

If the amount of (A) is greater than the amount in (B), the Company will deposit to the account the amount by which the death benefit exceeds the Account Value. The amount paid to the Beneficiary will equal the Account Value on the date the payment request is processed. The amount paid to the Beneficiary may be more or less than the amount of the death benefit determined in (A) when the notice of death was received.

If the Beneficiary’s election of the death benefit is made more than six months after your death, the death benefit will be equal to the Account Value plus any positive aggregate market value adjustment.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

Adjusted Purchase Payment Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of Adjusted Purchase payments made to your Account Value (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your Account Value. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and this reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted Purchase Payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Value of the Death Benefit. The death benefit will be based on your Account Value as calculated on the next valuation following the date on which Customer Service receives proof of death and a death claim in Good Order. Interest on amounts invested in the Fixed Interest Options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. We will not apply a negative aggregate market value adjustment in connection with the payment of a death benefit, regardless of when the request for payment is made. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The Contracts provide a guaranteed death benefit that can be elected within the first six months after your death. A beneficiary who (i) elects an Income Phase payment option; (ii) takes a total distribution of the account; or (iii) if the beneficiary is your spouse, registers the account in his or her name, may elect to receive the guaranteed death benefit provided he or she has notified the Company of such election within six months after the participant’s death. The guaranteed death benefit is the greater of A or B, where:

A	Is the sum of payments (minus any applicable premium tax) made to your account, minus a dollar-for-dollar adjustment for amounts withdrawn, taken as a loan or applied to an Income Phase payment option from your account; or
B	Is your Account Value, minus any outstanding loan balance, and plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account on the date that notice of death and request for payment or notice of election of the death benefit are received by Customer Service in Good Order.

For accounts established on or after February 1, 2004, the adjustment for amounts withdrawn, taken as a loan or applied to an Income Phase payment option from your account in (A) above will be proportionate (i.e., the sum of payments will be reduced in the same proportion that the Account Value was reduced on the date of the withdrawal or application to an Income Phase payment option), if it would result in a higher death benefit.

A Beneficiary may not make this election after he or she has initiated Income Phase payments or has taken a total account distribution.

If the amount of (A) is greater than the amount in (B), the Company will deposit to the account the amount by which the death benefit exceeds the Account Value. The amount paid to the Beneficiary will equal the Account Value on the date the payment request is processed. The amount paid to the Beneficiary may be more or less than the amount of the death benefit determined in (A) when the notice of death was received.

If the Beneficiary’s election of the death benefit is made more than six months after your death, the death benefit will be equal to the Account Value plus any positive aggregate market value adjustment.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amount may remain invested and subject to market fluctuation.

SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Allspring Core Plus Bond Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Allspring Core Plus Bond Fund (Class R6)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	3.09%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | American Funds® - EuroPacific Growth Fund® (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® – EuroPacific Growth Fund® (Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	4.90%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | DFA Inflation-Protected Securities (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide inflation protection and earn current income consistent with inflation-protected securities.
Portfolio Company Name [Text Block]	DFA Inflation-Protected Securities (Class I)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	3.93%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	2.42%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | DFA Social Fixed Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total returns. Total return is comprised of income and capital appreciation.
Portfolio Company Name [Text Block]	DFA Social Fixed Income Portfolio(Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Fidelity® 500 Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Portfolio Company Name [Text Block]	Fidelity® 500 Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	26.29%
Average Annual Total Returns, 5 Years [Percent]	15.68%
Average Annual Total Returns, 10 Years [Percent]	12.02%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Fidelity Advisor® Focused Emerging Markets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity Advisor® Focused Emerging Markets(Class Z)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, FIA (UK)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.35%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	4.69%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Fidelity® Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Portfolio Company Name [Text Block]	Fidelity® Mid Cap Index
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	11.04%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	9.49%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Fidelity® Small Cap Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Portfolio Company Name [Text Block]	Fidelity® Small Cap Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	7.32%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Fidelity® Total International Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Name [Text Block]	Fidelity® Total International Index Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	4.42%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Franklin Small Cap Value Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	6.30%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Impax Sustainable Allocation Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and conservation of principal and secondarily long-term growth of capital.
Portfolio Company Name [Text Block]	Impax Sustainable Allocation Fund (Investor Class)
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	6.57%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Parnassus Core Equity FundSM (Investor Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve both capital appreciation and current income.
Portfolio Company Name [Text Block]	Parnassus Core Equity FundSM (Investor Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investment
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	24.93%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	11.63%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | PGIM High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.
Portfolio Company Name [Text Block]	PGIM High Yield Fund(Class R6)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income and PGIM Limited
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(11.55%)
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	4.34%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | T. Rowe Price Diversified Mid-Cap Growth Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)
Portfolio Company Adviser [Text Block]	T. Rowe Price Investment Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	10.89%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Equity Income Fund (Admiral Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.
Portfolio Company Name [Text Block]	Vanguard Equity Income Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	Vanguard Quantitative Equity Group
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	9.70%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard® ExplorerTM Fund (AdmiralTM Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® ExplorerTM Fund (AdmiralTM Shares)
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	9.58%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard® FTSE Social Index Fund (Institutional Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® FTSE Social Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard)
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	31.78%
Average Annual Total Returns, 5 Years [Percent]	15.97%
Average Annual Total Returns, 10 Years [Percent]	12.53%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2020 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	5.52%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2025 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.10%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2030 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.10%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2035 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	7.06%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2040 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.52%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2045 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2050 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.17%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.99%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2055 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.97%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2060 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.97%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2065 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement 2070 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Vanguard Target Retirement Income Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.09%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Victory Sycamore Established Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in common stocks.
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund (Class A)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	3.62%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	9.97%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	32.69%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.30%
SUNYORP Legacy Pre 11/15/2021 And NYSVDC Legacy Pre 11/15/2021 Contracts [Member] | Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	3.50%